As filed with the Securities and Exchange Commission on May 13, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2010

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 37.0%

	FEDERAL AGENCY OBLIGATIONS 1.7%
$500,000	Federal Home Loan Mortgage Corp.	6.050%	08/22/22	$534,249
500,000	Federal National Mortgage Association	5.250%	11/19/24	502,493
500,000	Federal National Mortgage Association	5.000%	12/30/24	501,274
500,000	Federal National Mortgage Association	5.250%	01/14/25	494,475
500,000	Federal Home Loan Mortgage Corp. (a)	5.000%	04/23/25	498,542
				2,531,033
	CORPORATE BONDS 33.6%
	CONSUMER CYCLICAL 0.7%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	559,638
500,000	Deluxe Corp.	7.375%	06/01/15	500,000
				1,059,638
	FINANCIAL 23.4%
250,000	Bear Stearns Co., Inc.	5.850%	07/19/10	253,608
500,000	Textron Financial Corp.	5.125%	02/03/11	509,304
250,000	General Motors Acceptance Corp.	7.250%	03/02/11	254,171
500,000	Nationwide Life Global (b)	5.350%	03/15/11	511,221
250,000	Ford Motor Credit Co.	5.300%	04/20/11	250,434
250,000	Household Finance Corp.	6.375%	10/15/11	265,996
500,000	Nationwide Financial Services	6.250%	11/15/11	530,416
500,000	American Express Travel (b)	5.250%	11/21/11	522,552
200,000	Ford Motor Credit Co.	7.000%	11/26/11	200,010
500,000	Lincoln National Corp.	6.200%	12/15/11	530,655
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	253,948
500,000	SunTrust Bank	5.250%	11/05/12	527,353
500,000	Harley Davidson Funding Corp. (b)	5.250%	12/15/12	521,754
453,000	City National Corp.	5.125%	02/15/13	465,255
250,000	Goldman Sachs Group (b)	8.000%	03/01/13	282,785
500,000	Metropolitan Life Global Funds I (b)	5.125%	04/10/13	536,799
53,251	CIT Group Inc.	7.000%	05/01/13	51,787
500,000	Fifth Third Bancorp	6.250%	05/01/13	537,721
500,000	Genworth Life Financial Inc. (b)	5.875%	05/03/13	510,254
500,000	Protective Life Corp.	4.300%	06/01/13	504,900
250,000	Allstate Corp.	7.500%	06/15/13	284,765
500,000	Harleysville Group	5.750%	07/15/13	503,108
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	496,294
415,000	Liberty Mutual Group Inc. (b)	5.750%	03/15/14	434,383
79,877	CIT Group Inc.	7.000%	05/01/14	75,484
500,000	GATX Corp.	8.750%	05/15/14	573,509
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	510,745
500,000	Citigroup Inc.	5.000%	09/15/14	499,296
500,000	Regions Financial Corp. Sr. Notes	7.750%	11/10/14	526,070
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	496,851

500,000	American General Finance Corp.	6.000%	12/15/14	374,798
500,000	Principal Life Global (b)	5.050%	03/15/15	485,955
79,877	CIT Group Inc.	7.000%	05/01/15	74,485
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	444,636
500,000	TCF National Bank	5.500%	02/01/16	470,436
500,000	Key Bank National Association	5.450%	03/03/16	491,619
500,000	Symetra Financial Corp. (b)	6.125%	04/01/16	496,388
133,128	CIT Group Inc.	7.000%	05/01/16	122,811
250,000	Security Benefit Life Insurance (b)	8.750%	05/15/16	210,312
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	509,826
500,000	Torchmark Corp.	6.375%	06/15/16	507,998
489,893	Continental Airlines Inc.	9.000%	07/08/16	529,085
500,000	Western Union Co.	5.930%	10/01/16	552,945
500,000	National City Bank	5.250%	12/15/16	506,304

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Citigroup Inc.	5.500%	02/15/17	$494,013
500,000	White Mountain Group, Ltd. (b) (c)	6.375%	03/20/17	487,466
186,380	CIT Group Inc.	7.000%	05/01/17	171,936
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	248,499
500,000	Comerica Bank	5.200%	08/22/17	485,030
500,000	Bank Of America Corp.	6.000%	09/01/17	520,013
500,000	American Express Bank	6.000%	09/13/17	536,626
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	224,339
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	552,358
500,000	Prudential Financial Inc.	6.000%	12/01/17	529,171
500,000	American General Finance Corp.	6.900%	12/15/17	437,955
500,000	Morgan Stanley	5.950%	12/28/17	513,685
500,000	Goldman Sachs Group	5.950%	01/18/18	524,574
500,000	Wachovia Corp.	5.750%	02/01/18	531,536
500,000	United Health Group, Inc.	6.000%	02/15/18	533,848
250,000	Lincoln National Corp.	7.000%	03/15/18	270,706
500,000	SunTrust Bank	7.250%	03/15/18	534,673
500,000	Morgan Stanley	6.625%	04/01/18	533,289
500,000	General Electric Capital Corp.	6.350%	05/12/18	501,888
500,000	Provident Cos.	7.000%	07/15/18	509,879
500,000	MetLife Inc.	6.817%	08/15/18	554,648
500,000	Associated Banc-Corp.	9.250%	10/15/18	491,387
500,000	The Hartford Financial Services Group, Inc.	6.000%	01/15/19	512,029
500,000	BB&T Corp.	6.850%	04/30/19	568,449
250,000	Berkley (WR) Corp.	6.150%	08/15/19	250,329
500,000	Protective Life Corp.	7.375%	10/15/19	531,105
450,000	Compass Bank	5.500%	04/01/20	416,374
537,000	Manufacturers & Traders Trust Co. (d)	5.585%	12/28/20	493,666
500,000	Prudential Financial Inc.	6.000%	02/15/23	482,026
250,000	Household Finance Corp.	5.250%	06/15/23	231,074
500,000	CNA Financial Corp.	7.250%	11/15/23	497,966
500,000	Pacific Life Insurance Co. (b)	7.900%	12/30/23	558,850
250,000	Liberty Mutual Insurance Co. (b)	8.500%	05/15/25	274,726
250,000	Provident Cos.	7.250%	03/15/28	242,272
500,000	Farmers Exchange Capital (b)	7.050%	07/15/28	460,461
500,000	Bank Of America Corp. (d)	5.500%	03/29/30	488,949
				34,394,821
	INDUSTRIAL 7.5%
250,000	DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	263,006
250,000	Hertz Corp.	7.400%	03/01/11	252,500
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	261,875

200,000	Ford Motor Co.	9.500%	09/15/11	211,750
500,000	Weyerhaeuser Co.	6.750%	03/15/12	533,240
500,000	Valspar Corp.	5.625%	05/01/12	533,756
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	488,750
500,000	ALCOA, Inc.	5.375%	01/15/13	523,787
500,000	Cargill, Inc. (b)	5.200%	01/22/13	531,897
250,000	General Motors Corp. (e)	7.125%	07/15/13	91,250
250,000	Willamette Industries	7.125%	07/22/13	262,160
500,000	Ingersoll-Rand Co., Ltd. (c)	6.000%	08/15/13	549,399
250,000	Maytag Corp.	5.000%	05/15/15	249,803
500,000	Fisher Scientific International, Inc.	6.125%	07/01/15	519,375
340,000	Johnson Controls	5.500%	01/15/16	364,027
500,000	International Paper Co.	5.250%	04/01/16	503,276
500,000	SUPERVALU Inc.	8.000%	05/01/16	506,250

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$500,000	Valspar Corp.	6.050%	05/01/17	$516,092
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	496,893
525,000	Cargill, Inc. (b)	6.000%	11/27/17	569,870
250,000	ServiceMaster Co.	7.100%	03/01/18	212,500
250,000	ConocoPhillips	6.650%	07/15/18	286,215
350,000	PPG Industries	7.400%	08/15/19	401,418
500,000	Wyeth	6.450%	02/01/24	570,061
865,000	Union Carbide Corp.	7.500%	06/01/25	813,100
500,000	Toro Co.	7.800%	06/15/27	519,193
				11,031,443
	UTILITIES 2.0%
250,000	Xcel Energy Inc.	7.000%	12/01/10	259,856
250,000	TECO Energy Inc.	7.000%	05/01/12	269,500
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	277,858
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	538,169
500,000	Commonwealth Edison Co.	6.150%	09/15/17	552,565
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	255,226
250,000	South Jersey Gas Co.	7.125%	10/22/18	262,941
250,000	United Utilities PLC (c)	5.375%	02/01/19	247,766
250,000	Verizon Communications, Inc.	6.350%	04/01/19	276,802
				2,940,683

	TOTAL CORPORATE BONDS			49,426,585

	ASSET BACKED SECURITIES 1.4%
500,000	Delta Air Lines, Inc.	7.570%	05/18/12	506,250
500,000	Delta Air Lines, Inc.	7.111%	03/18/13	522,500
250,000	American Airlines Inc.	7.858%	04/01/13	253,125
159,083	General American Transportation	7.500%	02/28/15	170,225
235,000	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	230,888
452,361	Southwest Airlines	6.150%	02/01/24	461,409
				2,144,397
	CONVERTIBLE CORPORATE BONDS 0.3%
	INDUSTRIAL 0.3%
500,000	ADC Telecommunications	3.500%	07/15/15	408,125

	TOTAL FIXED INCOME SECURITIES (cost $51,791,964)			$54,510,140

Shares
	COMMON STOCKS 59.6%
	BASIC INDUSTRIES 5.8%
65,000	Bemis Co., Inc.	1,866,800
138,000	H.B. Fuller Co.	3,202,980
117,000	Valspar Corp.	3,449,160
		8,518,940
	CAPITAL GOODS 5.4%
78,000	Graco Inc.	2,496,000
71,000	MTS Systems Corp.	2,061,130
95,000	Pentair, Inc.	3,383,900
		7,941,030
	CONSUMER CYCLICAL 3.2%
27,000	Briggs & Stratton Corp.	526,500
15,000	Genuine Parts Co.	633,600
70,000	Home Depot, Inc.	2,264,500
30,000	Sturm, Ruger & Co., Inc.	359,700
20,000	Toro Co.	983,400
		4,767,700

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	CONSUMER STAPLE 5.0%
31,000	General Mills, Inc.	$2,194,490
15,000	The Hershey Co.	642,150
59,000	Hormel Foods Corp.	2,478,590
25,000	Kimberly-Clark Corp.	1,572,000
24,000	SUPERVALU Inc.	400,320
		7,287,550
	DIVERSIFIED 4.7%
60,000	3M Co.	5,014,200
103,000	General Electric Co.	1,874,600
		6,888,800
	ENERGY 7.0%
29,000	BP p.l.c. ADR (c) (f)	1,655,030
49,000	ConocoPhillips	2,507,330
33,000	Exxon Mobil Corp.	2,210,340
25,000	Murphy Oil Corp.	1,404,750
39,000	Schlumberger, Ltd. (c)	2,474,940
		10,252,390
	FINANCIAL 11.0%
25,000	American Express Co.	1,031,500
54,000	Associated Banc-Corp.	745,200
54,999	Bank of America Corp.	981,732
42,000	JPMorgan Chase & Co.	1,879,500
20,000	Lincoln National Corp.	614,000
86,000	Principal Financial Group	2,512,060
80,000	TCF Financial Corp.	1,275,200
33,000	Travelers Companies, Inc.	1,780,020
82,000	U.S. Bancorp	2,122,160
103,000	Wells Fargo & Co.	3,205,360
		16,146,732
	HEALTH CARE 7.0%
55,000	Baxter International Inc.	3,201,000
50,000	Bristol-Myers Squibb Co.	1,335,000
55,000	Eli Lilly & Co.	1,992,100
29,000	Johnson & Johnson	1,890,800
113,640	Pfizer Inc.	1,948,926
		10,367,826
	INDUSTRIAL 0.5%
20,000	Ingersoll-Rand Co., Ltd. (c)	697,400

	TECHNOLOGY 7.1%
70,000	Corning Inc.	1,414,700
88,000	Emerson Electric Co.	4,429,920

69,000	Honeywell International Inc.	3,123,630
12,000	International Business Machines Corp.	1,539,000
		10,507,250
	TRANSPORTATION 2.3%
52,000	United Parcel Service, Inc., Class B	3,349,320

	UTILITIES 0.6%
40,000	Xcel Energy Inc.	848,000

	TOTAL COMMON STOCKS (cost $60,863,795)	$87,572,938

Shares	Security Description	Fair Value
	SHORT-TERM INVESTMENTS 3.1%
4,484,930	First American Prime Obligations Fund, Class Z, 0.05% (g) (cost $4,484,930)	$4,484,930

	TOTAL INVESTMENTS 99.7% (cost $117,140,689)	$146,568,008

	OTHER ASSETS AND LIABILITIES (NET) 0.3%	414,346

	TOTAL NET ASSETS 100.0%	$146,982,354

(a)	When-issued security. As of March 31, 2010, this security represented $498,542 or 0.3% of total net assets.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors. As of March 31, 2010, these securities represented $7,395,673 or 5.0% of total net assets.

(c)	Foreign security denominated in U.S. dollars. As of March 31, 2010, these securities represented $6,112,001 or 4.2% of total net assets.
(d)	Step Bond - Security for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2010.
(e)	Non-income producing - Issuer is in default.
(f)	American Depository Receipt.
(g)	The rate quoted is the annualized seven-day effective yield as of March 31, 2010.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2010

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of March 31, 2010, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 — Quoted prices in active markets for identical securities.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2010

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$87,572,938	$—	$—
Short-term Investments	4,484,930	—	—
Fixed Income Securities	—	54,510,140	—
Total	$92,057,868	$54,510,140	$—

(a)  For detail of common stocks and fixed income securities by major industry classification, please refer to the Schedule of Investments.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2009, the cost of investments for federal income tax purposes was $113,819,325.  Net unrealized appreciation aggregated $22,306,350, of which $31,260,917 represented appreciated securities and $8,954,567 represented depreciated securities.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)    There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	May 13, 2010

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	May 13, 2010

* Print the name and title of each signing officer under his or her signature.